UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 February 15, 2006

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	60

Form 13F Information Table Value Total:	$1,195,100


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    50581  1089654 SH       SOLE                  1073034             16620
                                                              3056    65850 SH       OTHER                   61110              4740
ALLSTATE CORP                  COM              020002101      465     8600 SH       SOLE                     8600
                                                              1622    30000 SH       OTHER                   30000
AMERICAN INTERNATIONAL GROUP I COM              026874107    50478   739823 SH       SOLE                   728275             11548
                                                              3861    56594 SH       OTHER                   54808              1786
AMGEN INC                      COM              031162100    38170   484026 SH       SOLE                   476116              7910
                                                              2596    32920 SH       OTHER                   31590              1330
AUTOMATIC DATA                 COM              053015103    46163  1005732 SH       SOLE                   988932             16800
                                                              4317    94062 SH       OTHER                   85362              8700
BANK NEW YORK INC              COM              064057102    42227  1325830 SH       SOLE                  1307710             18120
                                                              9682   303988 SH       OTHER                  174288            129700
BIOMET INC                     COM              090613100    32468   887837 SH       SOLE                   868437             19400
                                                              1802    49292 SH       OTHER                   48592               700
CINTAS CORP                    COM              172908105    41742  1014880 SH       SOLE                  1000475             14405
                                                              2876    69948 SH       OTHER                   62700              7248
COCA COLA                      COM              191216100      229     5700 SH       SOLE                     5700
                                                               282     6996 SH       OTHER                    6996
COLGATE PALMOLIVE CO           COM              194162103      489     8932 SH       SOLE                     8932
                                                                27      500 SH       OTHER                     500
COSTCO WHOLESALE CORP NEW      COM              22160K105    48947   989429 SH       SOLE                   973829             15600
                                                              2385    48230 SH       OTHER                   47530               700
DELL INC.                      COM              24702R101    39000  1302177 SH       SOLE                  1284777             17400
                                                              2424    80960 SH       OTHER                   80060               900
EBAY INC                       COM              278642103    53008  1226476 SH       SOLE                  1206026             20450
                                                              3843    88920 SH       OTHER                   84020              4900
ECOLAB INC                     COM              278865100    36689  1011578 SH       SOLE                   995628             15950
                                                              1931    53240 SH       OTHER                   52940               300
EMC CORP-MASS                  COM              268648102    34682  2546405 SH       SOLE                  2499605             46800
                                                              1417   104080 SH       OTHER                  102280              1800
FASTENAL CO                    COM              311900104      469    12000 SH       SOLE                    12000
                                                                78     2000 SH       OTHER                    1200               800
FISERV, INC.                   COM              337738108    47480  1097304 SH       SOLE                  1081094             16210
                                                              2678    61910 SH       OTHER                   61160               750
GENERAL ELECTRIC CO            COM              369604103    41264  1177309 SH       SOLE                  1174354              2955
                                                              2887    82391 SH       OTHER                   81966               425
GENTEX CORP                    COM              371901109    42195  2163887 SH       SOLE                  2124187             39700
                                                              2330   119505 SH       OTHER                  112505              7000
HARLEY-DAVIDSON INC            COM              412822108    45750   888535 SH       SOLE                   874785             13750
                                                              3321    64510 SH       OTHER                   61110              3400
INTEL CORP                     COM              458140100    48474  1942105 SH       SOLE                  1914555             27550
                                                              5567   223076 SH       OTHER                  191476             31600
JOHNSON & JOHNSON              COM              478160104    41946   697947 SH       SOLE                   684357             13590
                                                              3947    65687 SH       OTHER                   57387              8300
MEDTRONIC INC                  COM              585055106    49745   864084 SH       SOLE                   848294             15790
                                                              3134    54441 SH       OTHER                   54041               400
MGIC INVT CORP WIS             COM              552848103      868    13200 SH       SOLE                    13200
                                                                26      400 SH       OTHER                     400
MICROSOFT CORP                 COM              594918104    50539  1932674 SH       SOLE                  1904334             28340
                                                              6745   257935 SH       OTHER                  222135             35800
OMNICOM GROUP INC              COM              681919106    42551   499847 SH       SOLE                   492317              7530
                                                              2264    26600 SH       OTHER                   26400               200
SLM CORPORATION                COM              78442P106    47536   862888 SH       SOLE                   848128             14760
                                                              2805    50930 SH       OTHER                   49130              1800
STATE STREET CORP              COM              857477103    44379   800497 SH       SOLE                   786697             13800
                                                              2323    41911 SH       OTHER                   41711               200
WALGREEN CO COM                COM              931422109    41455   936644 SH       SOLE                   921594             15050
                                                              2702    61055 SH       OTHER                   57255              3800
XTO ENERGY INC COM             COM              98385X106    49174  1119133 SH       SOLE                  1095808             23325
                                                              2980    67840 SH       OTHER                   66840              1000